PROSHARES TRUST

ProShares S&P 500® Ex-Energy ETF (SPXE)

ProShares S&P 500® Ex-Technology ETF (SPXT)

ProShares SP 500® Ex-Financials ETF (SPXN)

ProShares S&P 500® Ex-Health care ETF (SPXV)

(each, a "Fund" and collectively, the "Funds")

Supplement dated February 1, 2022

to the Funds' Statement of Additional Information dated October 1, 2021 (as supplemented or amended)

In the section titled "Investment Advisory Agreement / All Unitary Fee Funds", the investment advisory and management fee column for the Funds is replaced with the following:

S&P 500® Ex-Energy ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0.13%

S&P 500® Ex-Financials ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0.13%

S&P 500® Ex-Health Care ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0.13%

S&P 500® Ex-Technology ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.13%

Additionally, under "Expense Limitation Agreement / All Funds other than the Unitary Fee Funds", the following paragraph is added:

EXPENSE LIMITATION AGREEMENT (Certain Unitary Fee Funds)

ProShare Advisors has contractually agreed to waive investment advisory and management services fees of each Fund through at least 9/30/2023. After such date, the expense limitation may be terminated or revised by ProShare Advisors.

Expense Limits. The total annual fund operating expenses before fee waivers and reimbursements are limited as follows:

S&P 500® Ex-Energy ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0.09%

S&P 500® Ex-Financials ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0.09%

S&P 500® Ex-Health Care ETF. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .0.09%

S&P 500® Ex-Technology ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%

For more information, please contact the Fund at 1-866-776-5125.

Please retain this supplement for future reference.